ACQUISITIONS (Tables)	6 Months Ended
Jun. 30, 2021
Disclosure of detailed information about business combination [abstract]
Schedule of preliminary purchase price allocation
The preliminary purchase price allocation, at fair value, as at June 30, 2021, with respect to the acquisitions are as follows:

(MILLIONS)	Oregon Wind Portfolio	U.S. Distributed Generation Portfolio	Total
Cash and cash equivalents	$1	$1	$2
Restricted cash	49	5	54
Trade receivables and other current assets	29	20	49
Property, plant and equipment	1,595	756	2,351
Current liabilities	(11)	(6)	(17)
Current portion of non-recourse borrowings	(74)	(7)	(81)
Financial instruments	(16)	—	(16)
Non-recourse borrowings	(761)	(133)	(894)
Provisions	(35)	(37)	(72)
Other long-term liabilities	(33)	(17)	(50)
Fair value of net assets acquired	744	582	1,326
Goodwill	—	102	102
Purchase price	$744	$684	$1,428